Schedule of Defined Benefit Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Retirement Benefits [Abstract]
Accumulated benefit obligation	$ 10,686	$ 9,049
Fair value of plan assets	$ 8,818	$ 7,761